Schedule of cash and cash equivalents (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Components of cash and cash equivalents:
Cash on hand	$ 3	₨ 255	₨ 472	₨ 1,742
Credit card collection in hand	2,212	167,837	76,193	23,864
Balances with bank		632,190	1,634,924
Total	$ 10,548	₨ 800,282	₨ 1,711,589	₨ 1,365,370